EQUITY (Details) - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Weighted- Average Exercise Price
Balances	$ 1.75
Warrant
Number of Shares
Balances	3,077,998	0
Granted	584,080	4,229,998	0
Exercised	0	(1,152,000)	0
Forfeited	0	0	0
Balances	3,662,078	3,077,998	0
Weighted- Average Exercise Price
Balances	$ 1.63	$ 0.00
Granted	1.75	1.52	$ 0.00
Exercised	0.00	1.25	0.00
Forfeited	0.00	0.00	0.00
Balances	$ 1.63	$ 1.63	$ 0.00